Segment Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information (Textual) [Abstract]
Sales Revenue from foreign countries, Operating Subsidiaries	$ 610	$ 525	$ 548
Asset impairment and exit charges		38	56
Trademark/goodwill impairment charges	$ 48	$ 32	$ 567
Distributor's portion of sales revenue	27.00%	27.00%	27.00%
Other Customer Revenue greater than 10% of total revenue	10.00%	10.00%	10.00%